ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2023	2022

Trade receivables	$6,608	$4,385
IVA receivable	12,564	8,062
Other receivables	1,654	689
Current portion of loan receivable	1,450	1,000
	$22,276	$14,136